Long Term Obligations (Details) - Convertible promissory notes (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Convertible Promissory Notes Payable:
Face value	$ 15,275,000	$ 15,275,000	$ 15,275,000
Interest added to principal	1,678,037	1,262,028	460,383
Stated value	16,953,037	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	11,681,724	13,143,869	14,329,416	14,442,497
Notes payable, net of debt discount	$ 5,271,313	$ 3,393,159	$ 1,405,967